STOCK HOLDERS' EQUITY (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Aug. 31, 2017	May 31, 2017	Jan. 26, 2017
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	75,000,000
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	2,000,000	2,000,000
Preferred stock, shares issued	2,000,000	0
Common stock, shares issued	135,800,000	5,000,000
Warrants Issued		60,000,000
Asset Assignment Agreement | Richard L. Chang Holdings LLC
Date of Agreement	Jun. 28, 2017
Preferred stock, shares issued	2,000,000
Common stock, shares issued	60,000,000
Patent
Date of Agreement	Nov. 10, 2016
Preferred stock, shares issued	2,000,000
Common stock, shares issued	75,000,000
Noncash Investment	$ 177,000
Conv Note #1&2
Date of Issuance	Aug. 11, 2017
Stock Issued, Shares	800,000
Stock Issued, Value	$ 200,000
Debt instrument, convertible, conversion price	$ 0.25
SPA
Date of Agreement		Jan. 18, 2017
Stock Issued, Shares		4,000,000
Payment for Stock		$ 350,000
Equity Interest		80.00%
Consulting Agmts
Warrants Issued	50,000,000
Stock Issued for Services, Shares	44,725,000
Employees
Warrants Issued	10,000,000
Stock Issued, Employee Compensation	10,275,000